Consolidated Statements of Financial Condition - USD ($)	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 12,592,130	$ 17,962,990
Interest bearing deposits with other banks	8,079,742	1,532,420
Securities available for sale, at fair value (amortized cost of $464,699,289 in 2018 and $516,006,296 in 2017)	444,746,454	505,046,377
Loans, net of allowance for loan losses of $3,371,695 in 2018 and $3,019,228 in 2017	425,905,093	402,390,574
Bank premises, furniture, fixtures and equipment, net	19,717,305	20,571,551
Other real estate owned, net	3,440,148	3,980,127
Accrued interest receivable	4,165,783	4,450,723
Cash surrender value of life insurance	25,383,931	24,612,779
Deferred tax assets	6,633,539	5,362,750
Other assets	7,965,952	7,185,537
Total assets	958,630,077	993,095,828
Deposits
Non-interest bearing deposits	170,029,729	159,291,356
Interest bearing deposits	586,191,781	561,394,143
Total deposits	756,221,510	720,685,499
Securities sold under agreement to repurchase	107,965,505	142,497,938
Federal Funds Purchased		1,500,000
Federal Home Loan Bank advances		30,000,000
Accrued interest payable	470,710	198,183
Deferred compensation payable	9,052,972	8,620,890
Other liabilities	1,053,063	1,142,278
Total liabilities	874,763,760	904,644,788
Shareholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,904,530 shares issued and outstanding at December 31, 2018 and 4,894,705 shares issued and outstanding at December 31, 2017	980,906	978,941
Additional paid-in capital	4,298,499	4,103,139
Accumulated other comprehensive loss, net of tax benefit of ($4,978,232) in 2018 and ($2,734,500) in 2017	(14,974,603)	(8,225,419)
Retained earnings	93,561,515	91,594,379
Total stockholders' equity	83,866,317	88,451,040
Total liabilities and shareholders' equity	$ 958,630,077	$ 993,095,828